Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-based compensation
Summary of assumption used in the allocation of the aggregate value of stock based compensation awards to each class of units

Assumption	May 1, 2012	January 1, 2012	November 1, 2011	October 1, 2011
Time to liquidity event	0.67 years	1.00 years	1.17 years	1.25 years
Risk-free rate	0.08%	0.15%	0.15%	0.16%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	40.00%	40.00%	40.00%	40.00%

Summary of assumption which reduced the value derived from the options pricing model

Assumption	May 1, 2012	January 1, 2012	November 1, 2011	October 1, 2011
Lack of marketability discount	20%	20% to 25%	25% to 30%	20%
Lack of control discount	17%	17%	17%	17%

Common equity compensation plan
Stock-based compensation
Summary of common unit activity and compensation expense

	As of and for the Year ended December 31,
	2012	2011	2010
	(dollar amounts in thousands)
Number of units
Outstanding at beginning of year	12,174	9,588	6,348
Granted	324	6,933	4,667
Vested	(5,350)	(3,849)	(715)
Expired or canceled	(3,615)	(498)	(712)

Outstanding at end of year	3,533	12,174	9,588

Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$398	$393	$313
Granted	$433	$411	$500
Vested	$416	$408	$338
Expired or canceled	$226	$447	$318
Outstanding at end of year	$397	$398	$393
Units available for future awards	$—	$311	$311
Compensation expense recorded during the year	$1,029	$1,160	$1,292
Unamortized costs at year end	$426	$1,189	$2,067

Class C common equity plan
Stock-based compensation
Summary of common unit activity and compensation expense

	As of and for the year ended December 31,
	2012	2011	2010
Units outstanding, beginning of year	2,932	—	—
Granted	88	2,932	—
Vested	(367)	—	—

Units outstanding, end of year	2,653	2,932	—

Weighted average grant date fair value:
Outstanding, beginning of year	$196	$—	$—
Granted	$1,446	$196	$—
Vested	$198	$—	$—
Outstanding, end of year	$439	$196	$—
Units available for future awards	—	610	—
Compensation expense recorded during the year	$375,000	$19,000	$—
Unamortized costs at year end	$1,082,000	$575,000	$—

2011 Equity Incentive Plan
Stock-based compensation
Summary of common unit activity and compensation expense

Estimated number of awards
Outstanding at beginning of year	—
Granted	3,545
Vested	—
Expired or canceled	—

Outstanding at end of year	3,545

Weighted average service period fair value:
Outstanding at beginning of year	$—
Granted	4,557
Vested	—
Expired or canceled	—

Outstanding at end of year	$4,557

Units available for future awards	2,525
Compensation expense recorded during the year	$18,129,000
Unamortized costs at year end	$—